Reinsurance	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Reinsurance	Reinsurance
In the ordinary course of business, our insurance companies may use ceded reinsurance to limit potential losses, provide additional capacity for growth, minimize exposure to significant risks or to provide greater diversification of our businesses. We may also use assumed reinsurance to diversify our business. Our reinsurance is principally under YRT treaties, along with a large modco treaty reinsuring the majority of our legacy business to a former affiliate, Fortitude Re. Reinsurance premiums ceded are recognized when due, along with corresponding benefits. Amounts recoverable from reinsurers are presented as a component of Reinsurance assets.
Reinsurance assets include the balances due from reinsurance and insurance companies under the terms of our reinsurance agreements for ceded future policy benefits for life and accident and health insurance contracts and benefits paid and unpaid. We remain liable to the extent that our reinsurers do not meet their obligations under the reinsurance contracts, and as such, we regularly evaluate the financial condition of our reinsurers and monitor concentration of our credit risk. The estimation of the allowance for credit losses and disputes requires judgment for which key inputs typically include historical trends regarding uncollectible balances, disputes and credit events as well as specific reviews of balances in dispute or subject to credit impairment. Changes in the allowance for credit losses and disputes on reinsurance assets are reflected in Policyholder benefits within the Consolidated statements of income (loss).
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Prior to January 1, 2021, assumptions used in estimating reinsurance recoverables related to coinsurance or modco contracts were consistent with those used in estimating the related liabilities and reflected locked-in assumptions, absent a loss recognition event. Amounts recoverable on YRT treaties were recognized when claims were incurred on the reinsured policies.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Reinsurance recoverables are recognized in a manner consistent with the liabilities relating to the underlying reinsured contracts. The reinsurance recoverables for coinsurance and modco contracts, along with amounts recoverable on YRT treaties are determined based on updated NPR, reflecting updated actuarial assumptions using locked-in upper-medium investment instrument yield discount rates with changes recognized as remeasurement gains and losses reported in income. In addition, reinsurance recoverables are remeasured at the balance sheet date using current upper-medium grade discount rates with changes reported in OCI. For reinsurance agreements that reinsure existing, or non-contemporaneous (in-force) traditional and limited payment long-duration insurance contracts, the reinsurance recoverable is measured using the upper-medium grade fixed-income instrument yield discount rate assumption related to the effective date of the reinsurance contract. Therefore, for non-contemporaneous reinsurance agreements executed after January 1, 2021, the locked-in rate to accrete interest into the income statement related to the reinsurance recoverable would be different from the locked-in rate used for accreting interest on the direct reserve for future policy benefits. Certain reinsured guaranteed benefits previously reported as reinsurance recoverables are classified as Market risk benefit assets in the Consolidated Balance Sheets and are measured at fair value.
The following table presents the transition rollforward for reinsurance recoverables:

	Individual	Life	Institutional
(in millions)	Retirement	Insurance	Markets	Total
Pre-adoption, December 31, 2020 for Reinsurance assets - other, net of allowance for credit losses and disputes(a)	$309	$2,370	$43	$2,722
Reclassification of Cost of Reinsurance(b)	—	416	—	416
Reclassification to Market risk benefits	(35)	—	—	(35)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	—	(52)	—	(52)
Change due to the current upper-medium grade discount rate	—	99	5	104
Post-adoption January 1, 2021 for Reinsurance assets - other, net of allowance for credit losses and disputes	$274	$2,833	$48	$3,155
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(a)Excludes $(15) million of Reinsurance assets - other, net of allowance for credit losses and disputes in Other Operations.
(b)Cost of reinsurance is reported in Other liabilities in the Condensed Consolidated Balance sheets.

Corporate and
(in millions)	Other
Pre-adoption, December 31, 2020 for Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$29,158
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	55
Change due to the current upper-medium grade discount rate	7,611
Post-adoption January 1, 2021 for Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$36,824
The remeasurement of the reinsurance recoverable using the current upper-medium grade discount rate is offset in AOCI.
The following table presents the impacts of reinsurance ceded and the corresponding gross liabilities on the Consolidated Balance Sheets:

December 31,
(in millions)	2022	2021
Assets
Reinsurance assets, net of allowance	$2,517	$3,101
Reinsurance assets - Fortitude Re, net of allowance	26,844	34,102
Total Assets	$29,361	$37,203
Liabilities
Future policy benefits for life and accident and health insurance contracts	$50,518	$64,270
Policyholder contract deposits	156,058	151,545
Other policyholder funds	2,885	2,879
Total Liabilities	$209,461	$218,694
The following table presents premiums earned, policy fees, and policyholder benefits for our long-duration life insurance and annuity operations:

Years Ended December 31,
(in millions)	2022	2021	2020
Premiums(a)
Direct	$4,739	$4,603	$4,384
Assumed(b)	1,318	2,265	1,073
Ceded	(966)	(1,215)	(1,116)
Net	$5,091	$5,653	$4,341
Policy Fees(a)
Direct	$2,992	$3,090	$2,957
Assumed	—	—	—
Ceded	(78)	(85)	(83)
Net	$2,914	$3,005	$2,874
Policyholder benefits(a)
Direct	$8,864	$10,029	$9,092
Assumed	74	47	32
Ceded	(2,218)	(2,689)	(2,522)
Net	$6,720	$7,387	$6,602
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(a)The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
(b)Assumed premiums includes premium from pension risk transfer agreements of $1.3 billion, $2.3 billion, and $1.1 billion for the years ended December 31, 2022, 2021 and 2020, respectively.
FORTITUDE RE
In February 2018, AGL, VALIC and USL entered into a modco agreement with Fortitude Re, then a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. Fortitude Holdings was formed by AIG to act as a holding company for Fortitude Re.
These reinsurance transactions between Corebridge and Fortitude Re were structured as modco arrangements. In the modco, the investments supporting the reinsurance agreements, and which reflect the majority of the consideration that would be paid to the reinsurer for entering into the transaction, are withheld by, and therefore continue to reside on the balance sheet of, the ceding company (i.e., Corebridge) thereby creating an obligation for the ceding company to pay the reinsurer (i.e., Fortitude Re) at a later date. Additionally, as Corebridge maintains ownership of these investments, Corebridge will maintain its existing accounting for these assets (e.g., the changes in fair value of available-for-sale securities will be recognized within other comprehensive income (loss)). Corebridge has established a funds withheld payable to Fortitude Re while simultaneously establishing a reinsurance asset representing liabilities for the insurance coverage that Fortitude Re has assumed. The funds withheld payable contains an embedded derivative and changes in fair value of the embedded derivative related to the funds withheld payable are recognized in earnings through realized gains (losses). This embedded derivative is considered a total return swap with contractual returns that are attributable to various assets and liabilities associated with these reinsurance agreements.
As our accounting policy is to include reinsurance balances when performing loss recognition testing and as there will be no future profits recognized on this business, we will not incur any future loss recognition events related to business ceded to Fortitude Re.
On July 1, 2020, the Company amended the modco agreements. Under the terms of the amendment, certain business ceded to Fortitude Re was recaptured by the Company and certain additional business was ceded by the Company to Fortitude Re. We recorded an additional $91 million loss associated with this amendment.
As of December 31, 2022, and 2021, respectively, approximately $26.8 billion and $34.1 billion of liabilities related to business written by Corebridge, had been ceded to Fortitude Re under these reinsurance transactions. As of closing of the Majority Interest Fortitude Sale, these reinsurance transactions are no longer considered affiliated transactions.
There is a diverse pool of assets supporting the funds withheld arrangements with Fortitude Re. The following summarizes the composition of the pool of assets:

	December 31, 2022		December 31, 2021
(in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value	Corresponding Accounting Policy
Fixed maturity securities - available for sale	$16,339	$16,339	$27,180	$27,180	Fair value through other comprehensive income
Fixed maturity securities - fair value option	3,485	3,485	1,593	1,593	Fair value through net investment income
Commercial mortgage loans	3,490	3,241	3,179	3,383	Amortized cost
Real estate investments	133	348	201	395	Amortized cost
Private equity funds/hedge funds	1,893	1,893	1,606	1,606	Fair value through net investment income
Policy loans	355	355	380	380	Amortized cost
Short-term Investments	69	69	50	50	Fair value through net investment income
Funds withheld investment assets	25,764	25,730	34,189	34,587
Derivative assets, net(a)	90	90	81	81	Fair value through realized gains (losses)
Other(b)	731	731	476	476	Amortized cost
Total	$26,585	$26,551	$34,746	$35,144
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(a)The derivative assets and liabilities have been presented net of cash collateral. The derivative assets supporting the Fortitude Re funds withheld arrangements had a fair market value of $189 million and $387 million as of December 31, 2022 and December 31, 2021, respectively. These derivative assets and liabilities are fully collateralized either by cash or securities.
(b)Primarily comprised of Cash and Accrued investment income.
The impact of the funds withheld arrangements with Fortitude Re was as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Net investment income - Fortitude Re funds withheld assets	$891	$1,775	$1,427
Net realized gains (losses) on Fortitude Re funds withheld assets:
Net realized gains (losses) Fortitude Re funds withheld assets	(397)	924	1,002
Net realized gains (losses) Fortitude Re funds withheld embedded derivatives	6,347	(687)	(3,978)
Net realized gains (losses) on Fortitude Re funds withheld assets	5,950	237	(2,976)
Income (loss) before income tax benefit (expense)	6,841	2,012	(1,549)
Income tax benefit (expense)*	(1,437)	(423)	325
Net income (loss)	5,404	1,589	(1,224)
Change in unrealized appreciation (depreciation) of the invested assets supporting the Fortitude Re modco arrangement classified as available for sale*	(5,064)	(1,488)	1,165
Comprehensive income (loss)	$340	$101	$(59)
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*The income tax expense (benefit) and the tax impact in accumulated other comprehensive income was computed using Corebridge’s U.S. statutory tax rate of 21%.
Various assets supporting the Fortitude Re funds withheld arrangements are reported at amortized cost, and as such, changes in the fair value of these assets are not reflected in the financial statements. However, changes in the fair value of these assets are included in the embedded derivative in the Fortitude Re funds withheld arrangement and the appreciation (depreciation) of the assets is the primary driver of the comprehensive income (loss) reflected above.
REINSURANCE SECURITY
Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit, as well as funds withheld reinsurance structures. A provision has been recorded for estimated unrecoverable reinsurance. Fortitude Re is our only reinsurer where the amount due from the reinsurer is in excess of 5% of our total reinsurance assets. Our reinsurance asset with Fortitude Re was $26.8 billion and $34.1 billion as of December 31, 2022 and 2021, respectively. Assets held by Corebridge with a fair value of $26.6 billion and $35.1 billion as of December 31, 2022 and 2021, respectively, provide collateral supporting funds withheld balances due to Fortitude Re in excess of the respective reinsurance recoverable assets. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to Corebridge.
STATUTORY REINSURANCE
In addition to contracts which qualify for reinsurance accounting under U.S. GAAP, the Company also manages its risks through contracts which follow deposit accounting. Expenses associated with these contracts are recorded in General operating and other expenses within the Consolidated Statements of Income (Loss). For example, certain of our insurance companies manage the capital impact of their statutory reserve requirements, including those resulting from the NAIC Model Regulation “Valuation of Life Insurance Policies” (“Regulation XXX”) and NAIC Actuarial Guideline 38 (“Guideline AXXX”), through reinsurance transactions which do not qualify for reinsurance accounting under U.S. GAAP. Effective July 1, 2016, AGL entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, AGL recaptured term and universal life reserves of $16 billion from AGC, subject to Regulation XXX and Guideline AXXX, and ceded approximately $14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under one affiliated reinsurance arrangement, USL obtains letters of credit to support statutory recognition of the ceded reinsurance. As of December 31, 2022 USL had one bilateral letter of credit currently in the amount of $175 million, which was issued on May 9, 2022 and expires on February 7, 2026. As of May 12, 2022, this letter of credit is subject to reimbursement by Corebridge Parent in the event of a drawdown.
For additional information on the use of affiliated reinsurance for Regulation XXX and Guideline AXXX reserves, see Note 19.
REINSURANCE – CREDIT LOSSES
The estimation of reinsurance recoverables involves a significant amount of judgment. Reinsurance assets include reinsurance recoverables on future policy benefits and policyholder contract deposits that are estimated as part of our insurance liability valuation process and, consequently, are subject to similar judgments and uncertainties as the estimation of gross benefit liabilities.
We assess the collectability of reinsurance recoverable balances in each reporting period, through either historical trends of disputes and credit events or financial analysis of the credit quality of the reinsurer. We record adjustments to reflect the results of these assessments through an allowance for credit losses and disputes on uncollectible reinsurance that reduces the carrying amount of reinsurance and other assets on the Consolidated Balance Sheets (collectively, the reinsurance recoverable balances). This estimate requires significant judgment for which key considerations include:
•paid and unpaid amounts recoverable;
•whether the balance is in dispute or subject to legal collection;
•the relative financial health of the reinsurer as classified by the Obligor Risk Ratings (“ORRs”) we assign to each reinsurer based upon our financial reviews; insurers that are financially troubled (i.e., in run-off, have voluntarily or involuntarily been placed in receivership, are insolvent, are in the process of liquidation or otherwise subject to formal or informal regulatory restriction) are assigned ORRs that will generate a significant allowance; and
•whether collateral and collateral arrangements exist.
An estimate of the reinsurance recoverable’s lifetime expected credit losses is established utilizing a probability of default and loss given default method, which reflects the reinsurer’s ORR. The allowance for credit losses excludes disputed amounts. An allowance for disputes is established for a reinsurance recoverable using the losses incurred model for contingencies.
The total reinsurance recoverables as of December 31, 2022 were $29.4 billion. As of that date, utilizing Corebridge’s ORRs, (i) approximately 100% of the reinsurance recoverables were investment grade, (ii) less than 1% were non-investment grade reinsurance recoverables and (iii) none of the reinsurance recoverables were related to entities that were not rated by Corebridge.
Reinsurance Recoverable Allowance
The following table presents a rollforward of the reinsurance recoverable allowance:

	Years Ended December 31,
(in millions)	2022	2021
Balance, beginning of year	$101	$83
Current period provision for expected credit losses and disputes	8	18
Write-offs charged against the allowance for credit losses and disputes	—	—
Other changes	(25)	—
Balance, end of year	$84	$101
There were no material recoveries of credit losses previously written off for the years ended December 31, 2022 or 2021.
Past-Due Status
We consider a reinsurance asset to be past due when it is 90 days past due and record an allowance for disputes when there is reasonable uncertainty of the collectability of a disputed amount during the reporting period. Past-due balances were not significant for any of the periods presented. Certain reinsurers with whom we have disputes have initiated arbitration proceedings against us, and others may initiate them in the future.
For further discussion of arbitration proceedings against us, see Note 16.